Discontinued operations - Schedule of Assets and Liabilities of Disposal Group Classified as Held for Sale (Details) - Disposal groups classified as held for sale [Member]
¥ in Thousands, $ in Thousands
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Assets classified as held for sale
Cash and cash equivalents	¥ 89	$ 13	¥ 0	¥ 0
Trade receivables	34,414		0
Inventories	1,181
Prepayments, other receivables and other assets	19,342		0
Total assets of disposal group held for sale	55,026
Liabilities directly associated with assets classified as held for sale
Borrowings	(10,000)
Trade payables	(37,666)		0
Other payables and accruals	(2,920)		¥ 0
Total liabilities of disposal group held for sale	¥ (50,586)